Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013 Cases	Mar. 31, 2012	Jun. 30, 2012 Cases	Jun. 30, 2011	Jun. 30, 2010
Loss Contingencies [Line Items]
Rental expense relating to operating lease				$ 13.1	$ 15.5	$ 16.9
Insurance proceed of business interruption were recognized				3.8
Pending civil lawsuits (cases)		58		139
Property and casualty (gain)/losses, net	4.1	0	(10.5)	(8.8)	11.6
Insurance Recoveries	10.5		10.5
Cash impact with long term obligation		$ 1.2